Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of major customers [line items]
Revenue	$ 15,912,673,000	$ 14,676,152,000
U.S. Federal
Disclosure of major customers [line items]
Revenue	2,247,943,000	2,001,391,000
U.S. Federal | Government
Disclosure of major customers [line items]
Revenue	$ 2,244,649,000	$ 1,994,150,000
Percentage of revenues	14.10%	13.60%